Currency translation rates (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
1 CHF
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.19	1.08
Average rate	1.11	1.05	1.09
1 EUR
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.10	1.07
Average rate	1.08	1.05	1.18
1 GBP
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.28	1.21
Average rate	1.25	1.23	1.37
100 JPY
Foreign Exchange Rates [Line Items]
Closing exchange rate	0.71	0.76
Average rate	0.71	0.76	0.91